Accumulated other comprehensive loss	12 Months Ended
Dec. 31, 2019
Accumulated other comprehensive loss
Accumulated other comprehensive loss

19.  Accumulated other comprehensive loss

RMB
Balance as of December 31, 2017	—
Foreign currency transaction adjustments	(2,700)
Balance as of December 31, 2018	(2,700)
Foreign currency transaction adjustments	190
Balance as of December 31, 2019	(2,510)
Balance as of December 31, 2019 (US$)	(361)

There has been no reclassification out of accumulated other comprehensive loss to net loss for all the years presented.